Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
GMO Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL ASSET ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended April 30, 2014, the Fund’s portfolio turnover rate (excluding short-term investments) was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund ("GAAF"), a series of GMO Trust not offered in this Prospectus. GAAF invests primarily in shares of other funds managed by GMO ("GMO Funds"). The Fund's investment objective and principal investment strategies are substantially similar to those of GAAF. References to the Fund may also refer to GAAF, and references to actions undertaken or investments held by the Fund may also refer to those by GAAF. GMO serves as investment adviser for both the Fund and GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds (collectively, the "underlying Funds"), which may include GMO Funds that invest in equity securities (collectively, the "GMO Equity Funds"), GMO Funds that invest in fixed income securities (collectively, the "GMO Fixed Income Funds"), GMO Funds that are intended to complement other GMO strategies (collectively, the "GMO Implementation Funds"), as well as GMO High Quality Short-Duration Bond Fund, GMO Systematic Global Macro Opportunity Fund, and GMO World Opportunity Overlay Fund. In addition, the Fund may invest in securities and derivatives directly.

The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund's holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund's assets in the GMO Equity Funds. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in money market funds that are unaffiliated with GMO.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect the performance of those underlying Funds more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO's overestimation of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund's performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying Funds in which it invests, including the risk that GAAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying Funds in which it invests, a reallocation of GAAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

  Merger Arbitrage Risk – If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss. A Fund's hedging strategies and short sales of securities may not perform as expected, which can lead to inadvertent market-related losses. Also, a Fund may not be able to hedge against market fluctuations or other risks.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities (commonly referred to as "junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors creates more risk than if the Fund's investments were more diversified.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect the performance of those underlying Funds more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). The Fund commenced operations on July 31, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and GAAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 11.63% (6/30/2009) Lowest Quarter: – 9.55% (12/31/2008) Year-to-Date (as of 6/30/14): 5.33%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Global Asset Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,205
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	308
5 Years	rr_ExpenseExampleNoRedemptionYear05	535
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,188
2004	rr_AnnualReturn2004	13.09%
2005	rr_AnnualReturn2005	9.15%
2006	rr_AnnualReturn2006	11.76%
2007	rr_AnnualReturn2007	8.24%
2008	rr_AnnualReturn2008	(19.63%)
2009	rr_AnnualReturn2009	22.01%
2010	rr_AnnualReturn2010	7.05%
2011	rr_AnnualReturn2011	1.35%
2012	rr_AnnualReturn2012	9.77%
2013	rr_AnnualReturn2013	11.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
1 Year	rr_AverageAnnualReturnYear01	11.93%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[8]
GMO Global Asset Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	467
10 Years	rr_ExpenseExampleYear10	1,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	261
5 Years	rr_ExpenseExampleNoRedemptionYear05	454
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,012
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	10.38%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Inception	rr_AverageAnnualReturnSinceInception	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[8]
GMO Global Asset Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	910
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	229
5 Years	rr_ExpenseExampleNoRedemptionYear05	399
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 893
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	7.19%
Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[8]
GMO Global Asset Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.10%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.14%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.80%
5 Years	rr_AverageAnnualReturnYear05	14.92%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]
GMO Global Asset Allocation Series Fund | GMO Global Asset Allocation Index (Fund benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	6.06%
Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 1996	[7]

[1]	The information in this table and in the Example below reflects the expenses of both the Fund and GAAF.
[2]	Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.53%, less than 0.01%, and 0.02%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	GAAF commenced operations on June 28, 1996 with two classes of shares — Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in GAAF's principal investment strategies, effective June 30, 2002.
[8]	These amounts are paid to and retained by GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.